SEGMENT INFORMATION - Schedule of Significant Customers (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A
Disclosure of major customers [line items]
Percentage of entity's revenue	19.00%	22.00%	21.00%
Customer B
Disclosure of major customers [line items]
Percentage of entity's revenue	16.00%	16.00%	18.00%
Customer C
Disclosure of major customers [line items]
Percentage of entity's revenue	19.00%	17.00%	18.00%